INVESTMENTS	12 Months Ended
Dec. 31, 2021
Interests in other entities [Abstract]
INVESTMENTS
16 ■ Investments

Equity Accounting Method Investment Continuity
	Kibali	Jabal Sayid	Zaldívar	Other	Total
At January 1, 2020	$3,218	$296	$955	$58	$4,527
Equity pick-up from equity investees	201	74	12	1	288
Dividends received from equity investees	(140)	—	—	(1)	(141)
Shareholder loan repayment/disbursements	—	(1)	—	(3)	(4)
At December 31, 2020	$3,279	$369	$967	$55	$4,670
Equity pick-up from equity investees	219	159	68	—	446
Dividends received from equity investees	(231)	(146)	(142)	(1)	(520)
Shareholder loan repayment	—	—	—	(2)	(2)
At December 31, 2021	$3,267	$382	$893	$52	$4,594

Summarized Equity Investee Financial Information
	Kibali		Jabal Sayid		Zaldívar
For the years ended December 31	2021	2020	2021	2020	2021	2020
Revenue	$1,469	$1,440	$597	$400	$847	$595
Cost of sales (excluding depreciation)	515	495	157	154	469	380
Depreciation	314	387	42	54	158	143
Finance expense (income)	(1)	(1)	1	—	(4)	1
Other expense (income)	68	43	(5)	4	25	32
Income before income taxes	$573	$516	$402	$188	$199	$39
Income tax expense	(141)	(94)	(84)	(40)	(61)	(15)
Net income	$432	$422	$318	$148	$138	$24
Total comprehensive income	$432	$422	$318	$148	$138	$24

Summarized Balance Sheet
	Kibali		Jabal Sayid		Zaldívar
For the years ended December 31	2021	2020	2021	2020	2021	2020
Cash and equivalents[1]	$1,116	$944	$85	$71	$171	$271
Other current assets[2]	298	131	178	68	493	392
Total current assets	$1,414	$1,075	$263	$139	$664	$663
Non-current assets[2]	4,310	4,559	419	429	2,031	2,123
Total assets	$5,724	$5,634	$682	$568	$2,695	$2,786
Current financial liabilities (excluding trade, other payables & provisions)	$16	$19	$13	$4	$84	$36
Other current liabilities	143	103	136	59	142	257
Total current liabilities	$159	$122	$149	$63	$226	$293
Non-current financial liabilities (excluding trade, other payables & provisions)	68	42	—	—	134	125
Other non-current liabilities	709	653	14	12	529	545
Total non-current liabilities	$777	$695	$14	$12	$663	$670
Total liabilities	$936	$817	$163	$75	$889	$963
Net assets	$4,788	$4,817	$519	$493	$1,806	$1,823
[1]Kibali cash and equivalents are subject to various steps before they can be distributed to the joint venture shareholders and are held across three banks in the Democratic Republic of Congo, including two domestic banks.
[2]Zaldívar other current assets include inventory of $384 million (2020: $323 million). The 2020 figures have been updated to reflect a $284 million reclassification of short-term inventory to long-term inventory.
The information above reflects the amounts presented in the financial information of the joint venture adjusted for differences between IFRS and local GAAP and fair value adjustments on acquisition of equity in investees.

Reconciliation of Summarized Financial Information to Carrying Value
	Kibali	Jabal Sayid	Zaldívar
Opening net assets	$4,817	$493	$1,823
Income for the period	432	318	138
Dividends received from equity investees	(461)	(292)	(285)
Dividends declared in prior year and received in current year	—	—	130
Closing net assets, December 31	$4,788	$519	$1,806
Barrick's share of net assets	2,156	259	903
Equity earnings adjustment	—	—	(10)
Goodwill recognition	1,111	123	—
Carrying value	$3,267	$382	$893